Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net Loss	$ (6,069,866)	$ (911,998)	$ (2,439,625)	$ (4,783,689)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on change in fair value of derivative liability		53,257	53,257	(148,751)
Amortization of debt discounts		15,013	43,288	16,712
Gain on extinguishment of debt		(951,868)	(857,723)	887,946
Gain on forgiveness of accrued compensation		(40,000)	(40,000)
Non- cash amortization of prepaid contracts	573,424		54,612
Stock-based compensation	1,955,275	827,357	1,840,908	1,198,579
Changes in operating assets and liabilities:
Decrease (increase) in prepaid contracts			(2,300,000)
Prepaid and other current assets	(27,808)	25,000	(113,826)	4,971
Operating lease right of use asset	(2,547)	(1,151)	(1,785)	25
Accounts payable and accrued expenses	81,869	117,555	(149,530)	164,881
Accrued compensation	433,959	541,135	(46,948)	2,140,103
Increase in accrued interest	3,286	110,475	46,368	38,270
Increase in other liabilities	6,695
Net cash flows from operating activities	(3,045,713)	(215,225)	(3,911,004)	(480,953)
Cash Flows from Financing Activities:
Proceeds from note payable, related parties		137,000	138,500	390,000
Payment on convertible note payable			(150,000)
Proceeds from offering, net of offering costs			9,725,213
Proceeds from sale of common stock		50,000	150,000	55,000
Net cash flows from financing activities		187,000	7,652,036	445,000
Net Change in Cash	(3,045,713)	(28,225)	3,741,032	(35,953)
Beginning of period	3,769,510	28,478	28,478	64,431
End of period	723,797	253	3,769,510	28,478
Supplemental disclosure of cash flow information:
Cash paid for interest	271	56,891	147,776	28,128
Cash paid for income taxes
Non-Cash Investing and Financing Activities:
Convertible note issued as a settlement of a previously accrued liability				150,000
Restricted stock issued for forgiveness of salary			10,000	2,158,050
Stock options issued for forgiveness of salary			50,000	2,614,790
Notes payable, related party assign to Note payable		266,667	266,667
Stock issued for exercise of options in exchange for note payable, related parties				100,000
Discount on convertible note payable				60,000
Stock issued for conversion of notes			636,866
Restricted stock and stock options issued for the forgiveness of accrued compensation		60,000
Receivables from Sale of Common Stock		$ 75,000
Related Party [Member]
Cash Flows from Financing Activities:
Payment on notes payable			(108,880)
Nonrelated Party [Member]
Cash Flows from Financing Activities:
Payment on notes payable			$ (2,102,797)